Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000229231 [Member] | SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000229231 [Member] | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000229231 [Member] | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000229231 [Member] | Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000229231 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000229231 [Member] | Vanguard Long-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000229231 [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000265053 [Member] | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000265053 [Member] | Vanguard FTSE Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000265053 [Member] | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000265053 [Member] | iShares MSCI USA Min Vol Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000265053 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000265053 [Member] | iShares MSCI International Value Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000265053 [Member] | Vanguard FTSE All World ex-US Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000265053 [Member] | Vanguard Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000265052 [Member] | Vanguard Intermediate-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000265052 [Member] | Vanguard Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000265052 [Member] | Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000265052 [Member] | State Street SPDR Portfolio Developed World ex-US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000265052 [Member] | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%